Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jul. 31, 2025	Jul. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 1,410,083	$ 1,379,288
Allowance for credit losses
Accounts receivable, net	$ 1,410,083	$ 1,379,288